Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
November 30, 2022
LEI-NPRT3-0123
1.810675.118
Common Stocks - 99.5%
	Shares	Value ($)
Beverages - 1.9%
Soft Drinks - 1.9%
The Coca-Cola Co.	166,300	10,578,343
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
OneSpaWorld Holdings Ltd. (a)(b)	498,100	4,966,057
Rover Group, Inc. Class A (a)	203,700	981,834
		5,947,891
Entertainment - 1.5%
Interactive Home Entertainment - 0.0%
Playstudios, Inc. Class A (a)	4,000	16,720
Movies & Entertainment - 1.5%
Liberty Media Corp. Liberty Formula One Class A (a)	152,500	8,382,925
TOTAL ENTERTAINMENT		8,399,645
Food & Staples Retailing - 4.0%
Food Distributors - 2.9%
U.S. Foods Holding Corp. (a)	455,400	16,658,532
Food Retail - 1.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	137,100	6,245,763
TOTAL FOOD & STAPLES RETAILING		22,904,295
Hotels, Restaurants & Leisure - 88.2%
Casinos & Gaming - 9.2%
Bally's Corp. (a)(b)	133,700	3,342,500
Caesars Entertainment, Inc. (a)(b)	426,449	21,667,874
Churchill Downs, Inc.	60,248	13,372,646
Draftkings Holdings, Inc. (a)(b)	51,200	784,384
Flutter Entertainment PLC (a)	42,300	6,298,367
Las Vegas Sands Corp. (a)	74,300	3,480,212
MGM Resorts International	21,500	792,490
Penn Entertainment, Inc. (a)	85,208	2,998,470
		52,736,943
Hotels, Resorts & Cruise Lines - 33.6%
Airbnb, Inc. Class A (a)	257,300	26,280,622
Booking Holdings, Inc. (a)	35,376	73,562,623
Expedia, Inc. (a)	7,800	833,352
Hilton Worldwide Holdings, Inc.	307,432	43,845,952
Lindblad Expeditions Holdings (a)(b)	343,800	3,121,704
Marriott International, Inc. Class A	268,125	44,334,469
		191,978,722
Leisure Facilities - 1.7%
Vail Resorts, Inc.	36,482	9,395,574
Restaurants - 43.7%
Brinker International, Inc. (a)	222,400	7,439,280
Chipotle Mexican Grill, Inc. (a)	12,909	21,002,427
Darden Restaurants, Inc.	9,900	1,455,201
Domino's Pizza, Inc.	71,142	27,655,030
Dutch Bros, Inc. (a)(b)	78,500	2,962,590
First Watch Restaurant Group, Inc. (a)	217,000	3,402,560
McDonald's Corp.	356,793	97,329,561
Noodles & Co. (a)	544,100	2,997,991
Restaurant Brands International, Inc.	279,174	18,539,652
Ruth's Hospitality Group, Inc.	318,000	5,568,180
Starbucks Corp.	208,256	21,283,763
Wingstop, Inc. (b)	72,400	11,982,924
Yum! Brands, Inc.	220,300	28,343,798
		249,962,957
TOTAL HOTELS, RESTAURANTS & LEISURE		504,074,196
IT Services - 1.5%
Data Processing & Outsourced Services - 1.5%
Flywire Corp. (a)	245,300	5,320,557
Toast, Inc. (a)(b)	188,300	3,457,188
		8,777,745
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Diversified Royalty Corp. (b)	834,100	1,885,042
Textiles, Apparel & Luxury Goods - 1.1%
Apparel, Accessories & Luxury Goods - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	8,300	6,441,039
TOTAL COMMON STOCKS (Cost $419,458,005)		569,008,196

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	2,446,107	2,446,596
Fidelity Securities Lending Cash Central Fund 4.37% (c)(d)	19,978,250	19,980,248
TOTAL MONEY MARKET FUNDS (Cost $22,426,844)		22,426,844

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $441,884,849)	591,435,040
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(19,701,467)
NET ASSETS - 100.0%	571,733,573

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,262,544	54,727,964	53,543,912	24,031	-	-	2,446,596	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	19,544,251	210,491,576	210,055,579	708,521	-	-	19,980,248	0.1%
Total	20,806,795	265,219,540	263,599,491	732,552	-	-	22,426,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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